Investments in Joint Ventures - Summary of the Financial Information for Equity Accounted Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 104,726,221	$ 51,706,378
Non-current assets	716,807,086	746,961,964
Current liabilities	56,557,682	58,707,768
Long-term liabilities	247,050,274	265,189,804
Revenues	152,760,888	150,204,527	$ 145,003,021
Operating income/(loss)	32,646,354	(31,015,052)	23,341,950
Net income/(loss)	$ 34,253,365	$ (35,123,208)	$ 11,984,485
Space Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in net assets (%)	50.10%	50.10%
Company's share in net assets	$ 4,465,246	$ 4,330,304
Financial Power Inc [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in net assets (%)	50.10%	50.10%
Company's share in net assets	$ 4,978,624	$ 4,685,300
Cannes View Inc [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in net assets (%)	50.10%	50.10%
Company's share in net assets	$ 3,639,405	$ 3,359,967
ColoradoOiland Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in net assets (%)	50.10%	50.10%
Company's share in net assets	$ 2,189,594	$ 2,073,064
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in net assets (%)	50.10%	50.10%
Company's share in net assets	$ 72,123	$ 10,763,974
MGC Aggressive Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in net assets (%)	51.00%	51.00%
Company's share in net assets	$ 29,337,284	$ 26,158,768
Space Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,323,787	2,347,954
Non-current assets	11,241,184	11,900,116
Current liabilities	4,652,305	1,426,492
Long-term liabilities	0	4,178,256
Revenues	4,049,999	3,023,283
Operating income/(loss)	456,263	26,559
Net income/(loss)	269,340	(105,179)
Net assets	8,912,666	8,643,322
Financial Power Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	3,308,976	3,112,192
Non-current assets	11,273,982	11,924,795
Current liabilities	4,645,584	1,506,835
Long-term liabilities	0	4,178,256
Revenues	3,283,046	3,464,824
Operating income/(loss)	766,281	893,121
Net income/(loss)	585,475	762,975
Net assets	9,937,374	9,351,896
Cannes View Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,294,202	1,630,592
Non-current assets	12,341,369	13,071,670
Current liabilities	1,807,403	1,687,929
Long-term liabilities	5,563,887	6,307,812
Revenues	3,986,715	4,227,682
Operating income/(loss)	906,716	396,337
Net income/(loss)	557,760	128,636
Net assets	7,264,281	6,706,521
ColoradoOiland Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	579,177	1,017,765
Non-current assets	11,405,265	11,870,528
Current liabilities	2,745,605	3,231,113
Long-term liabilities	4,868,390	5,519,327
Revenues	2,998,258	3,154,728
Operating income/(loss)	540,162	(216,091)
Net income/(loss)	232,593	(466,393)
Net assets	4,370,447	4,137,853
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	516,819	13,208,202
Non-current assets	0	18,532,414
Current liabilities	372,861	2,247,545
Long-term liabilities	0	8,008,092
Revenues	4,938,210	7,162,657
Operating income/(loss)	11,921,775	3,509,152
Net income/(loss)	11,658,979	3,148,404
Net assets	143,958	21,484,979
MGC Aggressive Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	21,603,351	23,228,225
Non-current assets	60,172,554	56,221,031
Current liabilities	5,547,238	5,357,705
Long-term liabilities	18,704,581	22,799,849
Revenues	17,283,019	17,468,871
Operating income/(loss)	8,843,867	13,857,864
Net income/(loss)	8,230,018	12,918,760
Net assets	$ 57,524,086	$ 51,291,702